Employee Benefits - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Compensation And Retirement Disclosure [Abstract]
Maximum defer net employment income percentage	100.00%	100.00%	100.00%
Accrued amount for employee contribution	$ 0	$ 0	$ 0